Balance Sheet Components - Schedule of Balance Sheet Component Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Subscriber acquisition costs
Subscriber acquisition costs	$ 1,373,080	$ 958,261
Accumulated amortization	(320,646)	(167,617)
Subscriber acquisition costs, net	1,052,434	790,644
Accrued payroll and commissions
Accrued payroll	24,101	18,071
Accrued commissions	22,187	20,176
Total accrued payroll and commissions	46,288	38,247
Accrued expenses and other current liabilities
Accrued interest payable	16,944	17,153
Accrued payroll taxes and withholdings	4,793	3,938
Accrued taxes	3,376	2,683
Wireless restructuring costs	91	4,275
Loss contingencies	2,571	2,504
Other	6,490	5,020
Total accrued expenses and other current liabilities	$ 34,265	$ 35,573